Segmented Information - Schedule of Segment Information for Assets and Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Schedule of Segment Information for Assets and Liabilities [Line Items]
Current assets	$ 443,441	$ 386,921
Long-term prepaids and deposits	13,424	2,099
Reclamation deposits	4,568	4,263
Other investments	54,243	17,277
Investment in associates	54,641	46,016
Investment properties	487	511
Plant and equipment	108,510	93,793
Mineral rights and properties	779,730	586,982
Long-term receivables	5,183	1,079
Total Assets	1,464,227	1,138,941
Current liabilities	123,980	76,562
Long-term portion of lease obligation	882	1,053
Long-term portion of convertible notes	115,156	108,193
Long term deposit	44,896
Derivative liabilities	63,048	50,768
Deferred income tax assets	63,048	59,338
Environmental rehabilitation	10,596
Total liabilities	358,558	305,553
Non-controlling interests	164,663	130,660
Ying Mining District [Member]
Schedule of Segment Information for Assets and Liabilities [Line Items]
Current assets	232,145	132,782
Long-term prepaids and deposits	2,583	1,782
Reclamation deposits	1,335	1,183
Investment properties	487	511
Plant and equipment	80,762	76,248
Mineral rights and properties	342,944	294,310
Total Assets	660,256	506,816
Current liabilities	97,069	59,624
Derivative liabilities	57,626
Deferred income tax assets		53,076
Environmental rehabilitation	7,522	7,212
Total liabilities	162,217	119,912
Non-controlling interests	122,043	98,104
GC Mine [Member]
Schedule of Segment Information for Assets and Liabilities [Line Items]
Current assets	31,867	17,376
Long-term prepaids and deposits	282	225
Reclamation deposits	3,110	3,073
Plant and equipment	12,388	12,600
Mineral rights and properties	43,886	38,321
Total Assets	91,533	71,595
Current liabilities	8,652	5,858
Derivative liabilities	4,390
Deferred income tax assets		2,925
Environmental rehabilitation	2,058	1,480
Total liabilities	15,100	10,263
Non-controlling interests	(27)	(179)
El Domo [Member]
Schedule of Segment Information for Assets and Liabilities [Line Items]
Current assets	19,420	27,021
Long-term prepaids and deposits	7,885
Plant and equipment	658	499
Mineral rights and properties	253,974	208,180
Long-term receivables	5,183	1,079
Total Assets	287,121	236,779
Current liabilities	11,094	4,121
Long-term portion of lease obligation	132	182
Long term deposit	44,896
Total liabilities	56,122	4,303
Non-controlling interests	41,808	31,327
Condor [Member]
Schedule of Segment Information for Assets and Liabilities [Line Items]
Current assets	528	1,704
Plant and equipment	323	133
Mineral rights and properties	29,194	26,220
Total Assets	30,045	28,057
Current liabilities	255	180
Total liabilities	255	180
Non-controlling interests	(403)	(403)
Tulkubash And Kyzyltash
Schedule of Segment Information for Assets and Liabilities [Line Items]
Current assets	18,590
Plant and equipment	10,648
Mineral rights and properties	84,268
Total Assets	113,507
Current liabilities	396
Environmental rehabilitation		947
Total liabilities	396
Other [Member]
Schedule of Segment Information for Assets and Liabilities [Line Items]
Current assets	140,890	208,038
Long-term prepaids and deposits	2,674	92
Reclamation deposits	123	7
Other investments	54,243	17,277
Investment in associates	54,641	46,016
Plant and equipment	3,731	4,313
Mineral rights and properties	25,464	19,951
Total Assets	281,766	295,694
Current liabilities	6,514	6,779
Long-term portion of lease obligation	750	871
Long-term portion of convertible notes	115,156	108,193
Derivative liabilities	1,032	50,768
Deferred income tax assets		3,337
Environmental rehabilitation	1,016	9,639
Total liabilities	124,468	170,895
Non-controlling interests	$ 1,242	$ 1,811